UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |X|; Amendment Number: 2*

This Amendment (Check only one):   | | is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT               February 19, 2008
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]


----------
* This Form 13F Amendment is being filed to correct errors in the holdings report of Amendment #1 to the Form 13F dated February 14, 2008, for the quarter ended December 31, 2007.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     28-01190                   Frank Russell Company
   ------------                 ----------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total: $ 1,748,235
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8

                                    TITLE                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                      OF CLASS         CUSIP       (x1000)  PRN AMT   PRN CALL  DISCRETION  MGRS  SOLE     SHARED NONE
--------------                      --------         -----       -------  -------   --- ----  ----------  ----  ----     ------ ----
ADVOCAT INC                         COM              007586100     4,794    435,000 SH        SOLE        NONE    435,000
AFLAC INC                           COM              001055102     1,904     30,400 SH        SOLE        NONE     30,400
AKAMAI TECHNOLOGIES                 COM              00971T101       191      5,510 SH        SOLE        NONE      5,510
ALCATEL-LUCENT ADR                  SPONSORED ADR    013904305    55,707  7,610,301 SH        SOLE        NONE  7,610,301
ALTRIA GROUP INC                    COM              02209S103    84,766  1,121,536 SH        SOLE        NONE  1,121,536
ALTUS PHARMACEUTICALS INC           COM              02216N105     1,382    266,700 SH        SOLE        NONE    266,700
AMBAC FINL                          COM              023139108    18,204    706,418 SH        SOLE        NONE    706,418
AMERICAN EXPRESS                    COM              025816109       827     15,900 SH        SOLE        NONE     15,900
AMERICAN INTERNATIONAL GROUP        COM              026874107     1,072     18,391 SH        SOLE        NONE     18,391
ANGIODYNAMICS INC                   COM              03475V101     3,522    185,000 SH        SOLE        NONE    185,000
ANGIOTECH PHARMACEUTICALS IN        COM              034918102     1,409    405,000 SH        SOLE        NONE    405,000
APACHE CORP                         COM              037411105    33,884    315,083 SH        SOLE        NONE    315,083
ARENA PHARMACEUTICALS INC           COM              040047102     1,175    150,000 SH        SOLE        NONE    150,000
BANK OF MONTREAL                    COM              063671101     1,611     28,230 SH        SOLE        NONE     28,230
BIOMARIN PHARMACEUTICA              COM              09061G101    23,226    656,100 SH        SOLE        NONE    656,100
BOSTON SCIENTIFIC CORP              COM              101137107    37,475  3,222,259 SH        SOLE        NONE  3,222,259
BOSTON SCIENTIFIC CORP CALL 17JAN09 COM              101137907     1,163    100,000 SH  CALL  SOLE        NONE    100,000
BP ADR                              SPONSORED ADR    055622104   101,706  1,389,996 SH        SOLE        NONE  1,389,996
BROCADE COMMUNICATIONS SYS          COM NEW          111621306    17,562  2,392,690 SH        SOLE        NONE  2,392,690
CAPITAL SR LIVING                   COM              140475104     2,186    220,100 SH        SOLE        NONE    220,100
CITIGROUP INC                       COM              172967101     1,139     38,700 SH        SOLE        NONE     38,700
COEUR D'ALENE MINES CORP            COM              192108108       195     39,390 SH        SOLE        NONE     39,390
COLUMBIA SPORTSWEAR CO              COM              198516106        88      2,000 SH        SOLE        NONE      2,000
COMCAST CORP                        CL A             20030N101    51,077  2,797,234 SH        SOLE        NONE  2,797,234
COOPER COS INC                      COM NEW          216648402    64,017  1,684,650 SH        SOLE        NONE  1,684,650
COVIDIEN LTD                        COM              G2552X108    40,514    914,753 SH        SOLE        NONE    914,753
EDP ENERGIAS PORTUG ADR             SPONSORED ADR    268353109    19,400    298,006 SH        SOLE        NONE    298,006
EMAGEON INC                         COM              29076V109     3,209    796,300 SH        SOLE        NONE    796,300
EOG RESOURCES                       COM              26875P101    24,449    273,940 SH        SOLE        NONE    273,940
EV3 INC                             COM              26928A200     1,462    115,000 SH        SOLE        NONE    115,000
EVEREST RE                          COM              G3223R108    40,344    401,829 SH        SOLE        NONE    401,829
FIFTH THIRD BANCORP                 COM              316773100     1,044     41,540 SH        SOLE        NONE     41,540
FLEXTRONICS INTERNATIONAL           ORD              Y2573F102    26,498  2,197,200 SH        SOLE        NONE  2,197,200
GAMMON GOLD INC                     COM              36467T106    20,829  2,582,463 SH        SOLE        NONE  2,582,463
GENERAL ELECTRIC CO                 COM              369604103    43,271  1,167,280 SH        SOLE        NONE  1,167,280
GLOBAL INDUSTRIES LTD               COM              379336100        96      4,486 SH        SOLE        NONE      4,486
HEALTHSOUTH CORP                    COM NEW          421924309    55,496  2,642,674 SH        SOLE        NONE  2,642,674
HOSPIRA INC                         COM              441060100     5,117    120,000 SH        SOLE        NONE    120,000
IAC INTERACTIVECORP                 COM NEW          44919P300    24,900    924,960 SH        SOLE        NONE    924,960
IDENIX PHARMACEUTICALS INC          COM              45166R204     1,080    400,000 SH        SOLE        NONE    400,000
IMCLONE 20 CALL OPTION JAN 2009     COM              45245W109     2,580     60,000 SH  CALL  SOLE        NONE     60,000
IMCLONE SYSTEMS INC                 COM              45245W109    38,295    890,592 SH        SOLE        NONE    890,592
INTEL CORP                          COM              458140100       110      4,130 SH        SOLE        NONE      4,130
INVESTORS BANCORP INC               COM              46146P102       735     52,000 SH        SOLE        NONE     52,000
JP MORGAN CHASE                     COM              46625H100    25,174    576,723 SH        SOLE        NONE    576,723
KOOKMIN BK ADR                      SPONSORED ADR    50049M109    53,899    735,121 SH        SOLE        NONE    735,121
KRAFT FOODS INC                     CL A             50075N104    32,486    995,590 SH        SOLE        NONE    995,590
LEGG MASON INC                      COM              524901105     1,305     17,840 SH        SOLE        NONE     17,840
LIBERTY MEDIA CAPITAL               CAP COM SER A    53071M302    68,073    584,368 SH        SOLE        NONE    584,368
MARVELL TECHNOLOGY GROUP LTD        ORD              G5876H105       213     15,270 SH        SOLE        NONE     15,270
MASSEY ENERGY CO                    COM              576206106    22,527    630,126 SH        SOLE        NONE    630,126
MEDAREX INC COM                     COM              583916101     1,535    147,300 SH        SOLE        NONE    147,300
MICROSOFT CORP                      COM              594918104    56,933  1,599,244 SH        SOLE        NONE  1,599,244
MOLSON COORS BREWING CO             CL B             60871R209    42,031    814,248 SH        SOLE        NONE    814,248
NITROMED INC                        COM              654798503     2,129  2,107,949 SH        SOLE        NONE  2,107,949
NOBLE ENERGY INC                    COM              655044105    23,757    298,750 SH        SOLE        NONE    298,750
OFFICEMAX                           COM              67622P101    14,315    692,905 SH        SOLE        NONE    692,905
OMNICOM GROUP                       COM              681919106       328      6,900 SH        SOLE        NONE      6,900
ORACLE CORP                         COM              68389X105    31,246  1,383,805 SH        SOLE        NONE  1,383,805
PANACOS PHARMACEUTICALS INC         COM              69811Q106     1,159  1,466,542 SH        SOLE        NONE  1,466,542
PDL BIOPHARMA CALL 19JAN08          COM              69329Y104       876     50,000 SH  CALL  SOLE        NONE     50,000
POSCO SPONSORED ADR                 SPONSORED ADR    693483109       585      3,890 SH        SOLE        NONE      3,890
POZEN INC                           COM              73941U102     4,031    335,923 SH        SOLE        NONE    335,923
PROCTER & GAMBLE CO                 COM              742718109       575      7,830 SH        SOLE        NONE      7,830
PROTECTIVE LIFE                     COM              743674103    35,897    875,115 SH        SOLE        NONE    875,115
PSYCHIATRIC SOLUTIONS               COM              74439H108     5,850    180,000 SH        SOLE        NONE    180,000
QLOGIC CORP                         COM              747277101    23,436  1,650,410 SH        SOLE        NONE  1,650,410
QUALCOMM INC                        COM              747525103    33,953    862,850 SH        SOLE        NONE    862,850
RADIATION THERAPY SERVICES          COM              750323206     2,473     80,000 SH        SOLE        NONE     80,000
RITE-AID                            COM              767754104     2,637    945,000 SH        SOLE        NONE    945,000
SANOFI-AVENTIS JAN 09 CALL          SPONSORED ADR    80105N105       223      4,900 SH  CALL  SOLE        NONE      4,900
SPRINT NEXTEL CORP                  COM FON          852061100    53,619  4,083,719 SH        SOLE        NONE  4,083,719
STILLWATER MINING CO                COM              86074Q102    15,731  1,628,420 SH        SOLE        NONE  1,628,420
THE COOPER COS INC CALL 20JAN09     COM NEW          216648402     2,660     70,000 SH  CALL  SOLE        NONE     70,000
TJX COMPANIES INC                   COM              872540109       217      7,560 SH        SOLE        NONE      7,560
TORCHMARK CORP                      COM              891027104    55,504    916,961 SH        SOLE        NONE    916,961
TYCO ELECTRONICS LTD                COM NEW          G9144P105    15,357    413,589 SH        SOLE        NONE    413,589
TYCO INTERNATIONAL                  COM              G9143X208    19,780    498,853 SH        SOLE        NONE    498,853
VODAFONE GROUP ADR                  SPONS ADR NEW    92857W209   160,416  4,298,382 SH        SOLE        NONE  4,298,382
WACHOVIA CORP                       COM              929903102       744     19,570 SH        SOLE        NONE     19,570
WAL-MART STORES                     COM              931142103       612     12,880 SH        SOLE        NONE     12,880
WYETH                               COM              983024100    74,470  1,685,217 SH        SOLE        NONE  1,685,217
YAHOO INC                           COM              984332106        75      3,240 SH        SOLE        NONE      3,240
ZYMOGENETICS INC                    COM              98985T109     1,692    145,000 SH        SOLE        NONE    145,000



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